Employee Benefit Plans - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [Line Items]
Equities	$ 523	$ 507
Bonds	1,225	1,166
Derivatives	(1)	242
Cash and cash equivalents	237	271
Other	99	104
Total	2,174	2,421
Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	566	575
Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	365	333
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	294	258
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	91	131
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	1	0
Bonds	0	0
Derivatives	(2)	0
Cash and cash equivalents	40	51
Other	5	3
Total	44	54
Quoted Plan Assets [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	0	0
Quoted Plan Assets [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	0	0
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	0	0
Quoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	0	0
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	522	507
Bonds	1,225	1,166
Derivatives	1	242
Cash and cash equivalents	197	220
Other	94	101
Total	2,130	2,367
Unquoted Plan Assets [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	566	575
Unquoted Plan Assets [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	365	333
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	294	258
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 91	$ 131